Fair Value of Financial Assets and Liabilities - Derivative Financial Instruments	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Derivatives and Fair Value [Text Block]
5.	Fair Value of Financial Assets and Liabilities – Derivative Financial Instruments

We measure the fair value of financial assets and liabilities in accordance with GAAP, which defines fair value, establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The three levels of inputs used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities
Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 – inputs that are unobservable (for example, the probability of a capital raise in a “binomial” methodology for valuation of a derivative liability directly related to the issuance of common stock warrants)

The Company has entered into certain financial instruments and contracts such as equity financing arrangements for the issuance of Common Stock, which include anti-dilution arrangements (“Down Round Protection”) and detachable warrants that are: (i) not afforded equity classification; (ii) embody risks not clearly and closely related to host contracts, or; (iii) may be net-cash settled by the counterparty. These instruments are recorded as derivative liabilities at fair value at the issuance date. Subsequent changes in fair value are recorded through the consolidated statement of comprehensive loss. For the Company, the Level 3 financial liability is the derivative liability related to the common stock and warrants that include “Down Round Protection,” that are valued using the “Monte Carlo Simulation” technique. This technique, while the majority of inputs are Level 2, necessarily incorporates a capital raise assumption which is unobservable and, therefore, a Level 3 input.

As of March 31, 2016, a range of key quantitative assumptions related to the common stock and warrants that include “Down Round Protection” are as follows:

	Expected life (years)	Risk-free rate	Volatility	Probability of a capital raise
Derivative liabilities	1.62 – 3.08	0.21% and 0.73%	77.07%	100%

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s derivative liabilities are related to issuances of Common Stock, detachable warrants issued in conjunction with debt and Common Stock or warrants issued to the placement agents for financial instrument issuances. The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurements as of March 31, 2016
	Carrying value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$792,135	$–	$–	$792,135
Derivative liabilities – warrants	177,734	–	–	177,734
Total	$969,869	$–	$–	$969,869

	Fair value measurements as of December 31, 2015
	Carrying value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$777,002	$–	$–	$777,002
Derivative liabilities – warrants	185,399	–	–	185,399
Total	$962,401	$–	$–	$962,401

The Company’s assessment of the probability of future capital raises is considered to be high. Such capital raise activities are estimated to take place at levels that are unlikely, but could possibly result in anti-dilution triggers (currently at $6.25 per share). The assumptions used for estimating future capital raises could be materially different from the actual results. Any such differences could materially impact the derivative liabilities and have a materially adverse effect on the Company’s results of operations and financial condition in the near term.The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Three Months Ended March 31, 2016
			Total fair value
	Derivative	Derivative	measurements
	liabilities –	liabilities –	using Level 3
	common stock	warrants	inputs
Balance as of January 1, 2016	$777,002	$185,399	$962,401
Warrant committed to placement agent (a)	–	2,456	2,456
Anti-dilution shares issued	–	–	–
Unrealized loss (income) on derivative liabilities	15,133	(10,121)	5,012
Recognition of derivative liabilities	–	–	–
Balance as of March 31, 2016	$792,135	$177,734	$969,869

(a) See Note 14 Debt for additional information regarding this warrant